Cover	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2023
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-33373
Entity Registrant Name	CAPITAL PRODUCT PARTNERS L.P
Entity Central Index Key	0001392326
Entity Address, Address Line One	3 Iassonos Street
Entity Address, City or Town	Piraeus
Entity Address, Country	GR
Entity Address, Postal Zip Code	18537